Insurance contract liabilities - Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs liabilities explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Annuities [Member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 9,363,723	S/ 8,727,695
Amount, Increase (Decrease)	S/ (1,084,732)	S/ (1,013,546)
Percentage	(10.38%)	(10.40%)
Annuities [Member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 11,778,806	S/ 10,985,978
Amount, Increase (Decrease)	S/ 1,330,351	S/ 1,244,737
Percentage	12.73%	12.78%
Annuities [Member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 10,333,990	S/ 9,641,538
Amount, Increase (Decrease)	S/ (114,465)	S/ (99,703)
Percentage	(1.10%)	(1.02%)
Annuities [Member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 10,568,733	S/ 9,845,891
Amount, Increase (Decrease)	S/ 120,278	S/ 104,650
Percentage	1.15%	1.07%
Retirement Disability And Survival [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 735,321	S/ 769,044
Amount, Increase (Decrease)	S/ (9,971)	S/ (10,411)
Percentage	(1.34%)	(1.34%)
Retirement Disability And Survival [Member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 660,001	S/ 687,451
Amount, Increase (Decrease)	S/ (85,291)	S/ (92,004)
Percentage	(11.44%)	(11.80%)
Retirement Disability And Survival [Member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 851,384	S/ 894,614
Amount, Increase (Decrease)	S/ 106,092	S/ 115,159
Percentage	14.23%	14.77%
Retirement Disability And Survival [Member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 755,775	S/ 790,403
Amount, Increase (Decrease)	S/ 10,483	S/ 10,948
Percentage	1.41%	1.40%
SCTR insurance [member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 274,323	S/ 26,466
Amount, Increase (Decrease)	S/ (45,819)	S/ (4,420)
Percentage	(14.31%)	(14.31%)
SCTR insurance [member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 380,684	S/ 36,727
Amount, Increase (Decrease)	S/ 60,542	S/ 5,841
Percentage	18.91%	18.91%
SCTR insurance [member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 317,191	S/ 30,581
Amount, Increase (Decrease)	S/ (2,951)	S/ (305)
Percentage	(0.92%)	(0.99%)
SCTR insurance [member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 323,233	S/ 31,205
Amount, Increase (Decrease)	S/ 3,091	S/ 319
Percentage	0.97%	1.03%